Note 6 Positive scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Positive scenario [Member]	Jun. 30, 2026
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.78%
Unemployment	7.86%
HPI	8.50%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.38%
Unemployment	6.64%
HPI	5.52%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	6.31%
Unemployment	5.99%
HPI	6.56%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	7.11%
Unemployment	5.74%
HPI	7.27%
SPAIN | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	7.15%
Unemployment	5.50%
HPI	6.87%
SPAIN | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	6.59%
Unemployment	5.33%
HPI	5.83%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.60%
Unemployment	2.83%
HPI	4.41%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.08%
Unemployment	2.70%
HPI	4.57%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.76%
Unemployment	2.75%
HPI	4.94%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.66%
Unemployment	2.75%
HPI	5.06%
MEXICO | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.56%
Unemployment	2.79%
HPI	5.24%
MEXICO | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	3.51%
Unemployment	2.72%
HPI	5.36%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.47%
Unemployment	8.39%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	8.37%
Unemployment	7.75%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	6.38%
Unemployment	7.54%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	5.77%
Unemployment	7.78%
TURKEY | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	5.63%
Unemployment	8.09%
TURKEY | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	5.50%
Unemployment	8.37%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.29%
Unemployment	5.98%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	4.74%
Unemployment	5.78%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	5.08%
Unemployment	5.58%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	4.75%
Unemployment	5.41%
PERU | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	4.57%
Unemployment	5.26%
PERU | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	4.35%
Unemployment	5.14%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.67%
Unemployment	8.06%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	6.24%
Unemployment	7.05%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	7.84%
Unemployment	5.87%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	8.05%
Unemployment	4.86%
ARGENTINA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	7.99%
Unemployment	3.99%
ARGENTINA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	7.90%
Unemployment	3.27%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.52%
Unemployment	8.93%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.74%
Unemployment	8.92%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	4.17%
Unemployment	8.76%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	4.14%
Unemployment	8.63%
COLOMBIA | 2029 [Member]
Macroeconomic variables [Line Items]
GDP	3.94%
Unemployment	8.49%
COLOMBIA | 2030 [Member]
Macroeconomic variables [Line Items]
GDP	3.95%
Unemployment	8.26%